Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit / (loss)	$ (1,963,464)	$ 1,233,560
Adjustments to reconcile net profit / (loss) to net cash provided by operating activities:
Depreciation	35,110	8,273
Change in operating assets and liabilities:
Accounts receivable	340,212	454,615
Contract assets	(138,845)	438,859
Other current assets	(29,768)	(73,392)
Deposits	1,979,509	(159,983)
Accounts payable	73,773	71,491
Accruals and other current liabilities	137,823	(47,239)
Contract liabilities	255,110	(38,905)
Income taxes payable	(142,421)	252,655
Operating lease assets and liabilities	(209)	160
Net cash provided by operating activities	546,830	2,140,094
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(68,062)	(224,423)
Due from related party	(498,572)	(16,155)
Net cash used in investing activities	(566,634)	(240,578)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from shareholder’s loan	24,027
Net cash provided by financing activities	24,027
Foreign currency translation	(2,426)	(116,720)
Net change in cash and cash equivalents	1,797	1,782,796
Cash, cash equivalents and restricted cash - beginning of period	13,206,006	1,593,037
Cash, cash equivalents and restricted cash - end of period	13,207,803	3,375,833
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes	193,224	2,686
Non-cash operating and investing activities:
Accounts receivable collected on our behalf by shareholder
Right-of-use assets obtained in exchange for operating lease liabilities	$ 288,351	$ 777,877